Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,330,544.29

Principal:
Principal Collections	$18,477,117.06
Prepayments in Full	$12,003,687.79
Liquidation Proceeds	$673,058.88
Recoveries	$89,078.98
Sub Total	$31,242,942.71
Collections	$33,573,487.00

Purchase Amounts:
Purchase Amounts Related to Principal	$370,236.63
Purchase Amounts Related to Interest	$1,985.23
Sub Total	$372,221.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,945,708.86

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,945,708.86
Servicing Fee	$542,409.68	$542,409.68	$0.00	$0.00	$33,403,299.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,403,299.18
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,403,299.18
Interest - Class A-3 Notes	$184,739.47	$184,739.47	$0.00	$0.00	$33,218,559.71
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$33,130,836.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,130,836.79
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$33,080,724.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,080,724.71
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$33,036,263.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,036,263.63
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$32,972,334.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,972,334.38
Regular Principal Payment	$30,069,251.40	$30,069,251.40	$0.00	$0.00	$2,903,082.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,903,082.98
Residuel Released to Depositor	$0.00	$2,903,082.98	$0.00	$0.00	$0.00
Total		$33,945,708.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,069,251.40
Total					$30,069,251.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,069,251.40	$59.90	$184,739.47	$0.37	$30,253,990.87	$60.27
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$30,069,251.40	$18.68	$430,964.80	$0.27	$30,500,216.20	$18.95

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$382,219,590.52	0.7613936	$352,150,339.12	0.7014947
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$625,959,590.52	0.3887851	$595,890,339.12	0.3701090

Pool Information
Weighted Average APR	4.389%	4.384%
Weighted Average Remaining Term	37.73	36.88
Number of Receivables Outstanding	42,076	41,046
Pool Balance	$650,891,616.33	$619,075,498.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$627,524,293.30	$596,977,800.14
Pool Factor	0.3969494	0.3775462

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$9,286,132.48
Yield Supplement Overcollateralization Amount	$22,097,698.56
Targeted Overcollateralization Amount	$23,185,159.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,185,159.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		123	$292,017.27
(Recoveries)		126	$89,078.98
Net Losses for Current Collection Period			$202,938.29
Cumulative Net Losses Last Collection Period			$7,316,395.75
Cumulative Net Losses for all Collection Periods			$7,519,334.04

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.92%	651	$11,903,776.21
61-90 Days Delinquent	0.24%	77	$1,454,954.59
91-120 Days Delinquent	0.08%	23	$465,905.34
Over 120 Days Delinquent	0.16%	44	$972,078.12
Total Delinquent Receivables	2.39%	795	$14,796,714.26

Repossession Inventory:
Repossessed in the Current Collection Period		32	$580,910.07
Total Repossessed Inventory		38	$840,127.41

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5022%
Preceding Collection Period			0.1598%
Current Collection Period			0.3835%
Three Month Average			0.3485%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2968%
Preceding Collection Period			0.3090%
Current Collection Period			0.3508%
Three Month Average			0.3189%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer